THE TAIWAN FUND, INC.

Schedule of Investments / May 31, 2024 (Showing Percentage of Net Assets) (unaudited)

	SHARES	US $ VALUE

COMMON STOCKS – 91.0%
COMMUNICATION SERVICES — 1.5%
Diversified Telecommunication Services — 1.5%
Chunghwa Telecom Co. Ltd.	1,285,000	$5,077,483
TOTAL COMMUNICATION SERVICES		5,077,483
CONSUMER DISCRETIONARY — 6.4%
Hotels, Restaurants & Leisure — 0.6%
Bafang Yunji International Co. Ltd.	110,000	567,080
Gourmet Master Co. Ltd.	526,000	1,474,372
		2,041,452
Household Durables — 2.3%
Nien Made Enterprise Co. Ltd.	749,000	8,115,670
Leisure Products — 1.8%
Giant Manufacturing Co. Ltd.	220,000	1,477,126
Merida Industry Co. Ltd.	652,000	4,609,125
		6,086,251
Textiles, Apparel & Luxury Goods — 1.7%
Feng TAY Enterprise Co. Ltd.	324,800	1,549,101
Fulgent Sun International Holding Co. Ltd. (a)	505,000	2,003,226
Makalot Industrial Co. Ltd.	196,000	2,329,444
		5,881,771
TOTAL CONSUMER DISCRETIONARY		22,125,144
CONSUMER STAPLES — 2.1%
Consumer Staples Distribution & Retail — 2.1%
President Chain Store Corp.	869,000	7,243,008
TOTAL CONSUMER STAPLES		7,243,008
INDUSTRIALS — 5.0%
Electrical Equipment — 4.1%
Advanced Energy Solution Holding Co. Ltd.	23,000	457,245
Fortune Electric Co. Ltd. (a)	618,000	13,621,411
		14,078,656
Machinery — 0.9%
Sunonwealth Electric Machine Industry Co. Ltd. (a)	846,000	3,081,682
TOTAL INDUSTRIALS		17,160,338
INFORMATION TECHNOLOGY — 71.7%
Communications & Internet Industry — 1.0%
Wistron NeWeb Corp.	689,000	3,318,022
Electronic Equipment, Instruments & Components — 6.8%
Delta Electronics, Inc.	524,000	5,257,146
E Ink Holdings, Inc.	731,000	4,953,217
Elite Material Co. Ltd.	283,000	3,568,732
Fositek Corp. (a)	276,000	6,091,869
Lotes Co. Ltd.	72,000	3,567,327
		23,438,291
Semiconductors & Semiconductor Equipment — 47.4%
Alchip Technologies Ltd.	175,000	15,504,414
ASMedia Technology, Inc. (a)	116,000	7,161,820
ASPEED Technology, Inc.	27,000	3,038,063
eMemory Technology, Inc. (a)	187,000	12,699,883
Faraday Technology Corp. (a)	675,104	6,200,020
Global Unichip Corp.	86,000	3,862,752
Globalwafers Co. Ltd.	103,000	1,675,650
Grand Process Technology Corp.	68,000	2,319,565
Jentech Precision Industrial Co. Ltd.	120,000	3,834,043
M31 Technology Corp.	7,000	236,618
MediaTek, Inc.	367,000	13,991,634
Phison Electronics Corp.	178,000	3,269,433
SDI Corp. (a)	895,000	3,605,529
Taiwan Semiconductor Manufacturing Co. Ltd.	3,235,000	81,988,485
WinWay Technology Co. Ltd. (a)	174,000	4,576,403
		163,964,312
Technology Hardware, Storage & Peripherals — 16.5%
Asia Vital Components Co. Ltd. (a)	749,705	17,797,220
Gigabyte Technology Co. Ltd. (a)	1,556,000	15,274,680
King Slide Works Co. Ltd. (a)	160,000	5,556,585
Quanta Computer, Inc.	1,781,000	15,064,333
Wistron Corp.	964,000	3,332,963
		57,025,781
TOTAL INFORMATION TECHNOLOGY		247,746,406
MATERIALS — 4.3%
Metals & Mining — 4.3%
Century Iron & Steel Industrial Co. Ltd. (a)	1,692,000	14,990,554
TOTAL MATERIALS		14,990,554
TOTAL COMMON STOCKS
(Cost — $192,216,102)		314,342,933
TOTAL INVESTMENTS — 91.0%
(Cost — $192,216,102)		314,342,933
OTHER ASSETS AND LIABILITIES, NET—9.0%		31,186,641
NET ASSETS—100.0%		$345,529,574

Legend:

US $ – United States dollar

(a)	All or a portion of the security is on loan. The market value of the securities on loan is $63,079,681, collateralized by non-cash collateral such as U.S. Government securities in the amount of $67,145,886.